Investment Securities	12 Months Ended
Mar. 31, 2018
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Investment Securities
9	INVESTMENT SECURITIES

Investment securities at March 31, 2018 and 2017 consisted of the following:

	At March 31,
	2018	2017
	(In millions)
Held-to-maturity investments:
Domestic:
Japanese government bonds	¥372,459	¥1,160,751
Japanese municipal bonds	—	7,463
Japanese corporate bonds	—	5,205

Total domestic	372,459	1,173,419

Total held-to-maturity investments	¥372,459	¥1,173,419

Available-for-sale financial assets:
Domestic:
Japanese government bonds	¥7,685,303	¥5,722,674
Japanese municipal bonds	47,032	82,780
Japanese corporate bonds	296,601	363,550

Total domestic debt instruments	8,028,936	6,169,004
Equity instruments	5,161,734	5,117,629

Total domestic	13,190,670	11,286,633

Foreign:
U.S. Treasury and other U.S. government agency bonds	3,246,646	3,468,263
Bonds issued by other governments and official institutions	2,187,450	1,669,853
Mortgage-backed securities	488,183	633,629
Other debt instruments	331,491	183,021

Total foreign debt instruments	6,253,770	5,954,766
Equity instruments	678,176	659,119

Total foreign	6,931,946	6,613,885

Total available-for-sale financial assets	¥20,122,616	¥17,900,518

Total investment securities	¥20,495,075	¥19,073,937